Trading assets and liabilities	6 Months Ended
Jun. 30, 2023
Trading assets and liabilities
Trading assets and liabilities

9. Trading assets and liabilities

Trading assets and liabilities comprise assets and liabilities held at fair value in trading portfolios.

	30 June	31 December
	2023	2022
	£m	£m
Assets
Loans
Reverse repos	21,347	21,537
Collateral given	10,027	13,005
Other loans	659	1,113
Total loans	32,033	35,655
Securities
Central and local government
- UK	2,703	2,205
- US	5,478	2,345
- Other	4,845	2,799
Financial institutions and Corporate	3,834	2,573
Total securities	16,860	9,922
Total	48,893	45,577

Liabilities
Deposits
Repos	27,808	23,740
Collateral received	15,234	17,680
Other deposits	1,215	1,067
Total deposits	44,257	42,487
Debt securities in issue	714	797
Short positions	11,211	9,524
Total	56,182	52,808